Plan Description (Details) - LONG-TERM SAVINGS PLAN	12 Months Ended
	Dec. 31, 2025	Jan. 01, 2025
Plan Description
Auto enrollment period for eligible employees	30 days
Automatic deferral rate increase per year (as percent)	1.00%
Employer base contribution based on participant's compensation (as percent)	3.00%
Stock transfer restriction period	90 days
Maximum borrowing as a percentage of account balance	50.00%	50.00%
Scenario one
Plan Description
Percentage of pretax compensation	2.00%
Automatic deferral rate (as percent)	8.00%
Percentage of employer matching contribution	25.00%
Percentage of participant contribution	4.00%
Scenario two
Plan Description
Percentage of pretax compensation	4.00%
Automatic deferral rate (as percent)	20.00%
Percentage of employer matching contribution	50.00%
Percentage of participant contribution	5.00%
Minimum
Plan Description
Vesting percentage	1.00%
Employer base contribution based on years of service (as percent)	4.00%
Maximum
Plan Description
Vesting percentage	100.00%
Employer base contribution based on years of service (as percent)	5.00%
Maximum | Scenario one
Plan Description
Automatic deferral rate (as percent)	8.00%
Maximum | Scenario two
Plan Description
Automatic deferral rate (as percent)	20.00%